Benefit Plans, Incentive and Bonus Plans (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Incentive and Bonus Plans [Abstract]
Number of awards (in shares)	1.5
Weighted average strike price (in dollars per share)	$ 8.81
401(k) Plan [Member]
Incentive and Bonus Plans [Abstract]
Employer matching contribution, first match	100.00%
Aggregate salary contribution matched by employer, first match	3.00%
Employer matching contribution, next matched	50.00%
Aggregate salary contribution matched by employer, next match	3.00%
Profit sharing contribution	$ 0.0	$ 0.0	$ 0.0
Expense related to 401(k) plan	1.2	1.1	1.0
Executive Incentive Plan [Member]
Incentive and Bonus Plans [Abstract]
Expense for officers and executive incentive plan	$ 2.9	$ 2.7	$ 1.9